ACCOUNTS PAYABLE AND OTHER	6 Months Ended
Jun. 30, 2024
Subclassifications of assets, liabilities and equities [abstract]
ACCOUNTS PAYABLE AND OTHER	ACCOUNTS PAYABLE AND OTHER

(US$ MILLIONS)	June 30, 2024	December 31, 2023
Current
Accounts payable	$4,120	$4,234
Accrued and other liabilities (1) (2)	5,601	5,194
Lease liabilities	249	266
Financial liabilities (3)	278	278
Insurance liabilities	389	433
Work in progress (4)	514	481
Provisions and decommissioning liabilities	661	689
Liabilities associated with assets held for sale	8	23
Total current	$11,820	$11,598
Non-current
Accounts payable	$92	$94
Accrued and other liabilities (2)	1,634	1,692
Lease liabilities	1,033	1,104
Financial liabilities (3)	1,701	1,894
Insurance liabilities	1,473	1,501
Work in progress (4)	27	20
Provisions and decommissioning liabilities	436	475
Total non-current	$6,396	$6,780
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(1)Includes bank overdrafts of $476 million as at June 30, 2024 (December 31, 2023: $558 million).
(2)Includes post-employment benefits of $248 million ($7 million current and $241 million non-current) as at June 30, 2024 and $250 million ($7 million current and $243 million non-current) as at December 31, 2023.
(3)Includes financial liabilities of $1,341 million ($65 million current and $1,276 million non-current) as at June 30, 2024 and $1,345 million ($64 million current and $1,281 million non-current) as at December 31, 2023 related to a failed sale and leaseback of hospitals.
(4)See Note 15 for additional information.